Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2021

CPR-QTLY-0721
1.802163.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	37,100	$1,857,226
Automobiles - 6.0%
Automobile Manufacturers - 6.0%
Ferrari NV	14,914	3,145,512
Tesla, Inc. (a)	57,800	36,137,716
		39,283,228
Building Products - 0.2%
Building Products - 0.2%
The AZEK Co., Inc.	33,700	1,466,961
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	19,858	2,561,881
Diversified Consumer Services - 0.2%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	11,664	1,060,724
Entertainment - 0.9%
Movies & Entertainment - 0.9%
Cinemark Holdings, Inc. (a)(b)	120,600	2,732,796
Live Nation Entertainment, Inc. (a)	32,600	2,937,586
		5,670,382
Food & Staples Retailing - 1.7%
Food Distributors - 1.3%
Oatly Group AB ADR (a)(b)	4,200	99,582
Performance Food Group Co. (a)	80,592	4,040,077
U.S. Foods Holding Corp. (a)	117,900	4,591,026
		8,730,685
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	59,380	2,659,630

TOTAL FOOD & STAPLES RETAILING		11,390,315

Hotels, Restaurants & Leisure - 20.0%
Casinos & Gaming - 4.2%
Caesars Entertainment, Inc. (a)	128,749	13,834,080
Churchill Downs, Inc.	30,546	6,094,843
MGM Resorts International	9,900	424,413
Penn National Gaming, Inc. (a)	84,089	6,892,775
		27,246,111
Hotels, Resorts & Cruise Lines - 8.1%
Airbnb, Inc. Class A	21,900	3,074,760
Expedia, Inc. (a)	63,700	11,271,715
Hilton Worldwide Holdings, Inc. (a)	80,400	10,071,708
Lindblad Expeditions Holdings (a)	72,223	1,229,235
Marriott International, Inc. Class A (a)	44,900	6,446,742
Marriott Vacations Worldwide Corp. (a)	23,805	4,101,363
The Booking Holdings, Inc. (a)	5,700	13,460,835
Wyndham Hotels & Resorts, Inc.	37,800	2,837,268
		52,493,626
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	34,409	2,710,397
Vail Resorts, Inc. (a)	10,212	3,338,099
		6,048,496
Restaurants - 6.8%
ARAMARK Holdings Corp.	74,868	2,796,320
Chipotle Mexican Grill, Inc. (a)	4,372	5,998,297
Domino's Pizza, Inc.	7,100	3,030,777
McDonald's Corp.	39,116	9,148,841
Noodles & Co. (a)	181,333	2,335,569
Restaurant Brands International, Inc.	45,400	3,166,218
Ruth's Hospitality Group, Inc. (a)	31,522	760,941
Starbucks Corp.	150,687	17,160,236
		44,397,199

TOTAL HOTELS, RESTAURANTS & LEISURE		130,185,432

Household Durables - 3.2%
Home Furnishings - 0.5%
Purple Innovation, Inc. (a)	71,740	2,046,025
Tempur Sealy International, Inc.	33,900	1,305,150
		3,351,175
Homebuilding - 2.7%
D.R. Horton, Inc.	73,881	7,040,120
Lennar Corp. Class A	53,793	5,326,045
NVR, Inc. (a)	1,007	4,921,441
		17,287,606

TOTAL HOUSEHOLD DURABLES		20,638,781

Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	1,444	3,403,291
Facebook, Inc. Class A (a)	8,500	2,794,205
		6,197,496
Internet & Direct Marketing Retail - 22.9%
Internet & Direct Marketing Retail - 22.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,800	1,668,888
Amazon.com, Inc. (a)	41,385	133,386,753
Coupang, Inc. Class A (a)(b)	5,100	208,029
Deliveroo Holdings PLC (a)(c)	63,000	224,768
Deliveroo Holdings PLC	20,000	64,219
eBay, Inc.	20,000	1,217,600
Farfetch Ltd. Class A (a)	66,100	3,062,413
Global-e Online Ltd. (a)	5,000	164,300
MercadoLibre, Inc. (a)	3,700	5,027,079
The RealReal, Inc. (a)	142,100	2,482,487
Wayfair LLC Class A (a)	6,912	2,118,804
		149,625,340
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	6,100	1,386,530
Multiline Retail - 5.9%
Department Stores - 0.8%
Kohl's Corp.	47,189	2,618,518
Nordstrom, Inc. (a)	78,800	2,642,952
		5,261,470
General Merchandise Stores - 5.1%
B&M European Value Retail SA	133,886	1,094,425
Dollar General Corp.	58,471	11,867,274
Dollar Tree, Inc. (a)	68,212	6,650,670
Ollie's Bargain Outlet Holdings, Inc. (a)	47,482	4,104,344
Target Corp.	41,900	9,507,948
		33,224,661

TOTAL MULTILINE RETAIL		38,486,131

Personal Products - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	5,100	268,107
Road & Rail - 0.7%
Trucking - 0.7%
Lyft, Inc. (a)	47,100	2,688,939
Uber Technologies, Inc. (a)	35,200	1,789,216
		4,478,155
Software - 0.0%
Application Software - 0.0%
Procore Technologies, Inc. (a)	700	60,494
Specialty Retail - 19.9%
Apparel Retail - 6.8%
American Eagle Outfitters, Inc. (b)	182,806	6,476,817
Aritzia LP (a)(d)	34,700	854,538
Burlington Stores, Inc. (a)	47,918	15,495,244
L Brands, Inc.	31,900	2,228,853
Ross Stores, Inc.	72,127	9,116,132
TJX Companies, Inc.	152,013	10,266,958
		44,438,542
Automotive Retail - 0.6%
Carvana Co. Class A (a)	13,600	3,605,224
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	30,313	3,523,583
Home Improvement Retail - 9.5%
Floor & Decor Holdings, Inc. Class A (a)	47,349	4,654,880
Lowe's Companies, Inc.	103,134	20,093,597
The Home Depot, Inc.	116,217	37,062,763
		61,811,240
Specialty Stores - 2.5%
Academy Sports & Outdoors, Inc.	31,010	1,132,795
Dick's Sporting Goods, Inc.	30,700	2,994,171
Five Below, Inc. (a)	23,079	4,249,305
JD Sports Fashion PLC	26,300	352,783
National Vision Holdings, Inc. (a)	34,753	1,726,182
Sally Beauty Holdings, Inc. (a)	63,100	1,376,211
Ulta Beauty, Inc. (a)	13,900	4,800,504
		16,631,951

TOTAL SPECIALTY RETAIL		130,010,540

Textiles, Apparel & Luxury Goods - 16.0%
Apparel, Accessories & Luxury Goods - 11.2%
adidas AG	6,605	2,411,105
Canada Goose Holdings, Inc. (a)	20,434	825,276
Capri Holdings Ltd. (a)	383,630	21,755,657
Figs, Inc. Class A (a)	1,100	37,565
G-III Apparel Group Ltd. (a)	58,897	1,945,957
Hermes International SCA	723	1,008,622
Kontoor Brands, Inc.	5,400	345,708
Levi Strauss & Co. Class A	76,200	2,039,112
lululemon athletica, Inc. (a)	14,230	4,598,140
LVMH Moet Hennessy Louis Vuitton SE	5,684	4,553,071
PVH Corp. (a)	117,473	13,488,250
Ralph Lauren Corp.	28,738	3,565,811
Tapestry, Inc. (a)	373,082	16,747,651
		73,321,925
Footwear - 4.8%
Crocs, Inc. (a)	2,000	202,480
Deckers Outdoor Corp. (a)	20,727	6,952,665
NIKE, Inc. Class B	169,230	23,093,126
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,700	1,030,750
		31,279,021

TOTAL TEXTILES, APPAREL & LUXURY GOODS		104,600,946

TOTAL COMMON STOCKS
(Cost $361,150,329)		649,228,669

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.03% (e)	2,728,469	2,729,014
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	8,813,083	8,813,964
TOTAL MONEY MARKET FUNDS
(Cost $11,542,978)		11,542,978
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $372,693,307)		660,771,647
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,190,420)
NET ASSETS - 100%		$652,581,227

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,768 or 0.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$356
Fidelity Securities Lending Cash Central Fund	2,625
Total	$2,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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